9 CAPITAL STOCK: Schedule of Finder's Unit Options (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Finder's Unit Options

Finder’s Unit Options	Number of Shares	Weighted Average Exercise Price
		$
Outstanding, December 31, 2014	792,000	0.15
Exercised (1)	(766,800)	0.15
Outstanding, December 31, 2015 and December 31, 2016	25,200	0.15
Expired	(25,200)	0.15
Outstanding, December 31, 2017	-	-

 (1) Weighted average share price was C$0.74